UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

	Number of Shares	Value
COMMON STOCK 98.0%
AUSTRALIA 8.8%
REAL ESTATE
DIVERSIFIED 4.3%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
Cromwell Property Group	1,925,632	1,751,512
Goodman Group	1,773,321	8,073,138
Mirvac Group	5,744,568	9,324,849
		19,149,499
OFFICE 0.7%
Commonwealth Property Office Fund	2,822,710	3,001,970

RETAIL 3.8%
CFS Retail Property Trust	1,728,855	3,225,698
Charter Hall Retail REIT	779,264	2,733,428
Federation Centres Ltd.	3,239,350	6,890,138
Westfield Group	428,444	4,400,648
		17,249,912
TOTAL AUSTRALIA		39,401,381

BERMUDA 0.6%
REAL ESTATE—HOTEL
Orient-Express Hotels Ltd., Class A (USD)(c)	192,787	2,502,375

CANADA 2.0%
REAL ESTATE
DIVERSIFIED 1.1%
H&R Real Estate Investment Trust	233,893	4,811,604

OFFICE 0.9%
Allied Properties Real Estate Investment Trust	132,739	4,183,008
TOTAL CANADA		8,994,612

FRANCE 3.4%
REAL ESTATE—RETAIL
Klepierre	192,019	8,325,725
Unibail-Rodamco	28,936	7,179,391
TOTAL FRANCE		15,505,116

GERMANY 1.5%
REAL ESTATE—RESIDENTIAL
Deutsche Wohnen AG	379,688	6,793,168

	Number of Shares	Value
HONG KONG 8.7%
REAL ESTATE
DIVERSIFIED 5.3%
New World Development Co., Ltd.	2,920,283	$4,382,740
Sun Hung Kai Properties Ltd.	800,101	10,852,464
Swire Properties Ltd.	756,600	2,136,379
Wharf Holdings Ltd.	763,624	6,611,399
		23,982,982
OFFICE 2.0%
Hongkong Land Holdings Ltd. (USD)	1,325,143	8,745,944

RESIDENTIAL 1.4%
China Overseas Land & Investment Ltd.	1,499,858	4,428,467
Country Garden Holdings Co.	2,753,297	1,771,419
		6,199,886
TOTAL HONG KONG		38,928,812

JAPAN 14.7%
REAL ESTATE
DIVERSIFIED 9.6%
Activia Properties	411	3,558,279
Mitsubishi Estate Co., Ltd.	691,335	20,368,342
Mitsui Fudosan Co., Ltd.	213,877	7,169,487
Sumitomo Realty & Development Co., Ltd.	93,000	4,404,242
Tokyu Land Corp.(b)	733,000	7,587,644
		43,087,994
INDUSTRIALS 0.7%
Nippon Prologis REIT	302	3,014,009

OFFICE 2.4%
Japan Prime Realty Investment Corp.	1,622	5,692,965
Japan Real Estate Investment Corp.	444	5,185,533
		10,878,498
RETAIL 2.0%
AEON Mall Co., Ltd.	62,900	1,864,699
Japan Retail Fund Investment Corp.	3,458	7,113,359
		8,978,058
TOTAL JAPAN		65,958,559

	Number of Shares	Value
NETHERLANDS 1.3%
REAL ESTATE—RETAIL
Corio NV	134,166	$5,780,076

NORWAY 0.4%
REAL ESTATE—OFFICE
Norwegian Property ASA	1,492,984	1,973,845

SINGAPORE 2.8%
REAL ESTATE
DIVERSIFIED 0.9%
Capitaland Ltd.	1,674,000	4,123,120

INDUSTRIALS 1.3%
Global Logistic Properties Ltd.	2,561,000	5,899,558

RETAIL 0.6%
Suntec Real Estate Investment Trust	1,907,000	2,485,309
TOTAL SINGAPORE		12,507,987

UNITED KINGDOM 8.1%
REAL ESTATE
DIVERSIFIED 5.2%
Hammerson PLC	1,134,814	9,204,129
Land Securities Group PLC	783,840	11,661,737
Londonmetric Property PLC	1,290,863	2,507,735
		23,373,601
INDUSTRIALS 0.9%
Segro PLC	797,838	4,004,024

OFFICE 1.2%
Derwent London PLC	75,984	2,914,121
Great Portland Estates PLC	319,756	2,790,151
		5,704,272
SELF STORAGE 0.8%
Big Yellow Group PLC	490,523	3,494,076
TOTAL UNITED KINGDOM		36,575,973

UNITED STATES 45.7%
REAL ESTATE
DIVERSIFIED 7.0%
American Assets Trust	71,661	2,186,377
Cousins Properties	358,321	3,687,123
Duke Realty Corp.	216,061	3,335,982
Forest City Enterprises, Class A(c)	355,353	6,730,386

	Number of Shares	Value
Vornado Realty Trust	182,773	$15,363,898
		31,303,766
HEALTH CARE 4.9%
Health Care REIT	103,345	6,446,661
Ventas	250,392	15,399,108
		21,845,769
HOTEL 2.6%
Hersha Hospitality Trust	443,745	2,480,535
Host Hotels & Resorts	199,338	3,522,302
Hyatt Hotels Corp., Class A(c)	67,556	2,902,206
Strategic Hotels & Resorts Worldwide(c)	316,918	2,750,848
		11,655,891
INDUSTRIALS 4.0%
First Industrial Realty Trust	200,891	3,268,497
Prologis	395,539	14,880,177
		18,148,674
OFFICE 5.0%
Corporate Office Properties Trust	224,350	5,182,485
Douglas Emmett	168,979	3,965,937
Mack-Cali Realty Corp.	205,021	4,498,161
SL Green Realty Corp.	100,306	8,911,185
		22,557,768
OFFICE/INDUSTRIAL 0.4%
PS Business Parks	24,833	1,853,039

RESIDENTIAL 8.3%
APARTMENT 7.5%
Apartment Investment & Management Co.	208,922	5,837,280
BRE Properties	64,143	3,255,899
Equity Residential	187,989	10,070,571
Home Properties	88,011	5,082,635
UDR	400,139	9,483,294
		33,729,679
MANUFACTURED HOME 0.8%
Equity Lifestyle Properties	102,175	3,491,320
TOTAL RESIDENTIAL		37,220,999

	Number of Shares	Value
SELF STORAGE 3.5%
CubeSmart	186,196	$3,321,737
Extra Space Storage	127,620	5,838,615
Sovran Self Storage	89,467	6,770,862
		15,931,214
SHOPPING CENTERS 8.7%
COMMUNITY CENTER 3.2%
DDR Corp.	464,550	7,298,080
Regency Centers Corp.	75,679	3,659,080
Tanger Factory Outlet Centers	102,966	3,361,840
		14,319,000
REGIONAL MALL 5.5%
Simon Property Group	167,365	24,808,514
TOTAL SHOPPING CENTERS		39,127,514

SPECIALTY 1.3%
Digital Realty Trust	108,417	5,756,943
TOTAL UNITED STATES		205,401,577
TOTAL COMMON STOCK (Identified cost—$377,379,080)		440,323,481

	Number of Rights
RIGHTS—HONG KONG 0.0%
REAL ESTATE—HOTEL
New World Development - Share Stapled Units(a),(b),(c)	29,679	0
TOTAL RIGHTS (Identified cost—$0)		0

	Number of Shares
SHORT-TERM INVESTMENTS 2.6%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(d)	6,000,000	6,000,000
Federated Government Obligations Fund, 0.01%(d)	6,000,000	6,000,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$12,000,000)		12,000,000

		Value
TOTAL INVESTMENTS (Identified cost—$389,379,080)	100.6%	$452,323,481

LIABILITIES IN EXCESS OF OTHER ASSETS	(0.6)	(2,918,169)

NET ASSETS	100.0%	$449,405,312

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)      Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(b)      Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 1.7% of the net assets of the Fund.

(c)       Non-income producing security.

(d)      Rate quoted represents the seven-day yield of the Fund.

Sector Summary	% of Net Assets
Diversified	33.4
Office	12.6
Residential	11.2
Retail	11.1
Shopping Centers	8.7
Industrials	6.9
Health Care	4.9
Self Storage	4.3
Hotel	3.2
Other	2.0
Specialty	1.3
Office/Industrial	0.4
100.0

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the advisor, subject to the oversight of the Board of Directors. The advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain foreign securities to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.  As of September 30, 2013, there were $168,782,587 of securities transferred between Level 1 and Level 2, which resulted from the Fund not utilizing foreign equity fair value pricing procedures as of September 30, 2013.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund’s investments carried at value:

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock-Australia	$39,401,381	$39,401,381	$—	$—	(a)
Common Stock-Japan	65,958,559	58,370,915	7,587,644	—
Common Stock-Other Countries	334,963,541	334,963,541	—	—
Rights-Hong Kong	—	—	—	—	(b)
Money Market Funds	12,000,000	—	12,000,000	—
Total Investments(c)	$452,323,481	$432,735,837	$19,587,644	$—

(a) BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b) New World Development - Share Stapled Units were acquired via a rights distribution and have been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(c) Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2.   Income Tax Information

As of September 30, 2013, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$389,379,080
Gross unrealized appreciation	$71,003,276
Gross unrealized depreciation	(8,058,875)
Net unrealized appreciation	$62,944,401

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adam M. Derechin	By:	/s/James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 26, 2013